Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Contractual Obligations	$ 1
Contractual Obligations, 2015	1
Contractual Obligations, 2016
Contractual Obligations, 2017
Other purchase obligations
Long-term Purchase Commitment [Line Items]
Contractual Obligations	1
Contractual Obligations, 2015	1
Contractual Obligations, 2016
Contractual Obligations, 2017